Segment Information Segment Reporting (Details) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Segment Reporting Information, Additional Information [Abstract]
Number of reportable segments									3
Number of operating segments which do not meet reporting unit quantitative threshold | segment									2
Segment Reporting Information [Line Items]
Net sales	$ 3,492.4	$ 3,708.2	$ 3,664.6	$ 3,116.7	$ 3,418.4	$ 3,501.1	$ 3,314.0	$ 2,755.2	$ 13,981.9	$ 12,988.7	$ 12,074.5
Income (loss) from operations	197.2	237.5	223.5	161.0	179.9	204.6	205.9	151.6	819.2	742.0	673.0
Depreciation and amortization expense									(254.5)	(227.4)	(207.9)
Small Business
Segment Reporting Information [Line Items]
Net sales	291.8	282.5	288.4	277.4	270.3	265.1	280.7	273.5
Other
Segment Reporting Information [Line Items]
Net sales	$ 350.5	$ 318.7	$ 338.4	$ 355.0	$ 329.8	$ 252.5	$ 126.9	$ 127.6
Operating Segments | Corporate
Segment Reporting Information [Line Items]
Net sales									5,889.8	5,878.7	5,541.8
Income (loss) from operations									453.6	432.5	403.5
Depreciation and amortization expense									(82.9)	(82.6)	(81.7)
Operating Segments | Small Business
Segment Reporting Information [Line Items]
Net sales									1,140.1	1,089.6	1,062.2
Income (loss) from operations									68.9	68.3	57.1
Depreciation and amortization expense									(20.6)	(20.6)	(20.8)
Operating Segments | Public
Segment Reporting Information [Line Items]
Net sales									5,589.4	5,183.6	4,938.3
Income (loss) from operations									368.0	328.6	303.9
Depreciation and amortization expense									(44.7)	(44.7)	(44.7)
Operating Segments | Other
Segment Reporting Information [Line Items]
Net sales									1,362.6	836.8	532.2
Income (loss) from operations									43.6	27.1	21.4
Depreciation and amortization expense									(32.1)	(16.2)	(1.7)
Headquarters
Segment Reporting Information [Line Items]
Net sales									0.0	0.0	0.0
Income (loss) from operations									(114.9)	(114.5)	(112.9)
Depreciation and amortization expense									$ (74.2)	$ (63.3)	$ (59.0)